Payden High Income Fund

Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
1,951,747 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) $ 2,147
2,500,000 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 2.850%), 3.10% ,
4/19/30 (a)(b) 2,495
Total Asset Backed (Cost - $4,395)
4,642
Bank Loans(c) (3%
)
2,200,000 ABG Intermediate Holdings 2 LLC Term Loan
2L, (LIBOR USD 1-Month + 5.000%), 6.65%,
12/20/29  2,230
1,469,670 AI Convoy Luxembourg Sarl Term Loan B 1L,
(LIBOR USD 6-Month + 3.500%), 4.50%,
1/20/27  1,475
3,503,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 3-Month + 9.000%), 10.00%,
11/01/25  3,792
1,500,000 Crocs Inc. Term Loan B 1L, (LIBOR USD
2-Month + 3.500% ), 4.00%, 1/27/29  1,493
1,284,931 GOBP Holdings Inc. Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 2.86%, 10/22/25  1,283
4,200,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 7.25%, 7/21/29  4,193
964,167 Organon & Co. Term Loan B 1L, (LIBOR USD
6-Month + 3.000%), 3.50%, 6/02/28  965
992,500 PetsMart LLC Term Loan B 1L, (LIBOR USD
6-Month + 3.500%), 4.50%, 2/12/28  992
1,270,000 Sotera Health Holdings LLC Term Loan 1L,
(LIBOR USD 3-Month + 2.750%), 3.25%,
12/13/26  1,268
2,505,000 Tacala Investment Corp. Term Loan B 2L,
(LIBOR USD 1-Month + 7.500%), 8.25%,
2/05/28  2,509
1,250,000 TIBCO Software Inc. Term Loan 2L, (LIBOR
USD 1-Month + 7.340%), 7.36%, 3/04/28  1,257
Total Bank Loans (Cost - $21,180)
21,457
Corporate Bond (92%
)
Automotive  (2%)
1,500,000 Allison Transmission Inc. 144A, 3.75%,
1/30/31 (a) 1,396
1,000,000 American Axle & Manufacturing Inc. , 6.25%,
3/15/26  1,020
406,000 Clarios Global LP/Clarios U.S. Finance Co.
144A, 6.25%, 5/15/26 (a) 420
2,500,000 Ford Motor Co. , 4.75%, 1/15/43  2,559
2,000,000 Ford Motor Credit Co. LLC , 2.90%, 2/10/29  1,898
2,000,000 Ford Motor Credit Co. LLC , 3.82%, 11/02/27  2,000
2,600,000 Goodyear Tire & Rubber Co. 144A, 5.00%,
7/15/29 (a) 2,606
1,000,000 IHO Verwaltungs GmbH , 3.75%, 9/15/26
EUR (d)(e) 1,140
2,800,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (a) 2,707
2,500,000 Wheel Pros Inc. 144A, 6.50%, 5/15/29 (a) 2,328
18,074
Banking  (1%)
1,500,000 Bank of America Corp. FF, (3 mo. LIBOR USD +
2.931%), 5.88% (b)(f) 1,588
1,500,000 Citigroup Inc. , (3 mo. LIBOR USD + 4.068%),
5.95% (b)(f) 1,538
Principal
or Shares Security Description
Value
(000)
1,000,000 Deutsche Bank AG , (USD ICE Swap Rate 11:00
am NY 5Y + 2.553%), 4.88%, 12/01/32 (b) $ 1,047
1,500,000 Lloyds Bank PLC 144A, (3 mo. LIBOR USD +
11.756%), 12.00% (a)(b)(f) 1,501
5,674
Basic Industry  (14%)
2,750,000 ARD Finance SA 144A, 6.50% , 6/30/27 (a) 2,783
1,000,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
3.25%, 9/01/28 (a) 956
3,930,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
4.00%, 9/01/29 (a) 3,750
1,000,000 Ashland LLC , 6.88%, 5/15/43  1,266
3,150,000 ASP Unifrax Holdings Inc. 144A, 7.50%,
9/30/29 (a) 3,056
1,600,000 Big River Steel LLC/BRS Finance Corp. 144A,
6.63%, 1/31/29 (a) 1,701
2,000,000 Builders FirstSource Inc. 144A, 4.25%,
2/01/32 (a) 1,961
1,300,000 CF Industries Inc. , 5.15%, 3/15/34  1,502
1,500,000 Cleveland-Cliffs Inc. , 5.88%, 6/01/27  1,554
2,750,000 Coeur Mining Inc. 144A, 5.13%, 2/15/29 (a)(g) 2,627
4,000,000 Consolidated Energy Finance SA 144A, 5.63%,
10/15/28 (a) 3,766
2,650,000 Eco Material Technologies Inc. 144A, 7.88%,
1/31/27 (a) 2,698
3,000,000 Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (a) 3,004
2,500,000 Energizer Holdings Inc. 144A, 4.38%,
3/31/29 (a) 2,368
1,200,000 First Quantum Minerals Ltd. 144A, 7.25%,
4/01/23 (a) 1,206
1,500,000 FMG Resources August 2006 Pty Ltd. 144A,
4.38%, 4/01/31 (a) 1,512
1,000,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (a) 1,026
500,000 Freeport-McMoRan Inc. , 5.40%, 11/14/34  578
960,000 Freeport-McMoRan Inc. , 5.45%, 3/15/43  1,131
1,500,000 GrafTech Finance Inc. 144A, 4.63%,
12/15/28 (a) 1,451
1,000,000 Graphic Packaging International LLC 144A,
4.75%, 7/15/27 (a) 1,059
2,500,000 H&E Equipment Services Inc. 144A, 3.88%,
12/15/28 (a) 2,377
1,000,000 HB Fuller Co. , 4.25%, 10/15/28  994
2,625,000 Howmet Aerospace Inc. , 3.00%, 1/15/29  2,490
2,500,000 IEA Energy Services LLC 144A, 6.63%,
8/15/29 (a) 2,447
3,000,000 Kaiser Aluminum Corp. 144A, 4.50%,
6/01/31 (a) 2,855
1,500,000 KBR Inc. 144A, 4.75%, 9/30/28 (a) 1,499
1,500,000 MasTec Inc. 144A, 4.50%, 8/15/28 (a) 1,521
3,500,000 Mauser Packaging Solutions Holding Co. 144A,
7.25%, 4/15/25 (a) 3,484
2,500,000 Mercer International Inc. , 5.13%, 2/01/29  2,470
1,000,000 Meritage Homes Corp. , 5.13%, 6/06/27  1,072
2,523,000 Moog Inc. 144A, 4.25%, 12/15/27 (a) 2,535
2,650,000 NOVA Chemicals Corp. 144A, 4.25%,
5/15/29 (a)(g) 2,528
1,850,000 Novelis Corp. 144A, 4.75%, 1/30/30 (a) 1,843
1,600,000 OCI NV 144A, 4.63%, 10/15/25 (a) 1,648
2,600,000 SCIL IV LLC/SCIL USA Holdings LLC 144A,
5.38%, 11/01/26 (a)(g) 2,610

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
2,650,000 Sensata Technologies BV 144A, 4.00%,
4/15/29 (a) $ 2,623
1,000,000 Spirit AeroSystems Inc. 144A, 7.50%,
4/15/25 (a) 1,039
1,500,000 Standard Industries Inc. 144A, 4.38%,
7/15/30 (a) 1,435
1,000,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (a) 989
500,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 504
2,000,000 Stevens Holding Co. Inc. 144A, 6.13%,
10/01/26 (a) 2,090
2,000,000 Terex Corp. 144A, 5.00%, 5/15/29 (a) 1,987
2,500,000 TransDigm Inc. , 4.88%, 5/01/29  2,404
250,000 TransDigm Inc. 144A, 8.00%, 12/15/25 (a) 262
1,500,000 TransDigm UK Holdings PLC , 6.88%, 5/15/26  1,557
1,500,000 Tri Pointe Homes Inc. , 5.25%, 6/01/27  1,550
1,000,000 Tri Pointe Homes Inc. , 5.70%, 6/15/28  1,062
2,650,000 TriMas Corp. 144A, 4.13%, 4/15/29 (a) 2,601
2,650,000 Trinseo Materials Operating SCA/Trinseo
Materials Finance Inc. 144A, 5.13%, 4/01/29 (a) 2,679
2,500,000 Tronox Inc. 144A, 4.63%, 3/15/29 (a) 2,408
2,500,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29  (a) 2,393
2,200,000 Tutor Perini Corp. 144A, 6.88%, 5/01/25 (a)(g) 2,183
2,000,000 Univar Solutions USA Inc. 144A, 5.13%,
12/01/27 (a) 2,037
2,650,000 VM Consolidated Inc. 144A, 5.50%, 4/15/29 (a) 2,643
107,774
Consumer Goods  (5%)
1,600,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
3/15/29 (a) 1,513
1,900,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 4.88%,
2/15/30 (a) 1,938
3,000,000 Coty Inc. 144A , 5.00%, 4/15/26 (a) 3,017
875,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A, 4.75%,
1/15/29 (a) 863
2,000,000 KeHE Distributors LLC/KeHE Finance Corp.
144A, 8.63%, 10/15/26 (a) 2,124
2,000,000 Kraft Heinz Foods Co. , 4.88%, 10/01/49  2,277
2,725,000 Kraft Heinz Foods Co. , 5.20%, 7/15/45  3,164
500,000 Newell Brands Inc. , 5.88%, 4/01/36  589
1,800,000 Post Holdings Inc. 144A, 4.50%, 9/15/31 (a) 1,716
900,000 Post Holdings Inc. 144A, 4.63%, 4/15/30 (a) 869
2,900,000 Post Holdings Inc. 144A, 5.50%, 12/15/29 (a) 2,985
2,900,000 Primo Water Holdings Inc. 144A, 4.38%,
4/30/29 (a) 2,772
3,000,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A, 4.63%, 3/01/29 (a) 2,882
2,500,000 U.S. Foods Inc. 144A, 4.75%, 2/15/29 (a) 2,458
3,500,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 3,719
2,400,000 WASH Multifamily Acquisition Inc. 144A,
5.75%, 4/15/26 (a) 2,434
2,000,000 WESCO Distribution Inc. 144A, 7.13%,
6/15/25 (a) 2,097
1,000,000 Winnebago Industries Inc. 144A, 6.25%,
7/15/28 (a) 1,065
38,482
Principal
or Shares Security Description
Value
(000)
Energy  (18%)
2,300,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
3/01/27 (a) $ 2,337
1,000,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 7.88%,
5/15/26 (a) 1,076
329,000 Antero Resources Corp. 144A, 7.63%,
2/01/29 (a) 359
2,700,000 Apache Corp. , 4.88%, 11/15/27  2,800
1,000,000 Apache Corp. , 5.10%, 9/01/40  1,051
700,000 Apache Corp. , 5.25%, 2/01/42  755
1,750,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 5.88%, 6/30/29  (a) 1,691
3,350,000 Athabasca Oil Corp. 144A, 9.75%, 11/01/26 (a) 3,354
1,356,000 Baytex Energy Corp. 144A, 8.75%, 4/01/27 (a) 1,453
3,000,000 Callon Petroleum Co. , 6.13%, 10/01/24  3,004
2,150,000 Callon Petroleum Co. , 6.38%, 7/01/26  2,078
2,500,000 Centennial Resource Production LLC 144A,
5.38%, 1/15/26 (a)(g) 2,447
1,450,000 Centennial Resource Production LLC 144A,
6.88%, 4/01/27 (a)(g) 1,468
1,400,000 Chesapeake Energy Corp. 144A, 6.75%,
4/15/29 (a) 1,499
2,395,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 2,398
3,886,011 Civitas Resources Inc. , 7.50%, 4/30/26  3,909
825,000 CNX Resources Corp. 144A, 7.25%, 3/14/27 (a) 867
2,900,000 Colgate Energy Partners III LLC 144A, 5.88%,
7/01/29  (a) 2,952
1,895,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 1,947
1,650,000 Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp. 144A, 5.63%,
5/01/27 (a) 1,658
3,100,000 Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp. 144A, 6.00%,
2/01/29 (a) 3,128
1,750,000 DT Midstream Inc. 144A, 4.13%, 6/15/29 (a) 1,729
500,000 EnLink Midstream Partners LP , 4.40%, 4/01/24  504
4,000,000 Genesis Energy LP /Genesis Energy Finance
Corp. , 8.00%, 1/15/27  4,033
2,403,000 Great Western Petroleum LLC/Great Western
Finance Corp. 144A, 12.00%, 9/01/25 (a) 2,521
2,600,000 Gulfport Energy Corp. 144A, 8.00%, 5/17/26 (a) 2,798
1,500,000 Holly Energy Partners LP/Holly Energy Finance
Corp. 144A, 5.00%, 2/01/28 (a) 1,463
2,600,000 Howard Midstream Energy Partners LLC 144A,
6.75%, 1/15/27 (a) 2,671
6,500,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(d) 6,491
3,350,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 3,273
4,005,000 Laredo Petroleum Inc. 144A, 7.75%, 7/31/29 (a)
(g) 3,876
1,750,000 Laredo Petroleum Inc. , 9.50%, 1/15/25  1,787
1,250,000 Moss Creek Resources Holdings Inc. 144A,
7.50%, 1/15/26 (a) 1,146
4,300,000 Moss Creek Resources Holdings Inc. 144A,
10.50%, 5/15/27 (a) 4,223
3,750,000 Northern Oil and Gas Inc. 144A, 8.13%,
3/01/28 (a) 3,915
3,100,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 3,151

Principal
or Shares Security Description
Value
(000)
2,235,000 NuVista Energy Ltd. , 7.88%, 7/23/26 CAD (e) $ 1,851
1,000,000 Occidental Petroleum Corp. , 3.40%, 4/15/26  989
2,500,000 Occidental Petroleum Corp. , 4.20%, 3/15/48  2,329
500,000 Occidental Petroleum Corp. , 4.40%, 4/15/46  479
1,500,000 Occidental Petroleum Corp. , 4.63%, 6/15/45  1,456
2,000,000 Occidental Petroleum Corp. , 5.88%, 9/01/25  2,141
600,000 Occidental Petroleum Corp. , 6.20%, 3/15/40  695
2,000,000 Occidental Petroleum Corp. , 7.88%, 9/15/31  2,528
500,000 Occidental Petroleum Corp. , 8.50%, 7/15/27  601
1,900,000 Parkland Corp. 144A, 4.50%, 10/01/29 (a) 1,830
1,500,000 Parkland Corp. 144A, 5.88%, 7/15/27 (a) 1,549
1,000,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28 (g) 705
500,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
9.25%, 5/15/25 (a) 489
5,000,000 Penn Virginia Holdings LLC 144A, 9.25%,
8/15/26 (a) 5,134
2,000,000 Plains All American Pipeline LP B, (3 mo.
LIBOR USD + 4.110%), 6.13% (b)(f) 1,690
500,000 SM Energy Co. , 5.63%, 6/01/25  497
1,800,000 SM Energy Co. , 6.50%, 7/15/28 (g) 1,862
1,995,000 Southwestern Energy Co. , 4.75%, 2/01/32  1,995
5,200,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 5,167
1,400,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. , 5.75%, 4/15/25  1,252
2,650,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 8.50%,
10/15/26 (a) 2,719
1,000,000 Sunoco LP/Sunoco Finance Corp. , 5.88%,
3/15/28  1,038
2,000,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp. , 5.88%, 4/15/26  2,063
1,500,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (a) 1,510
1,250,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 1,268
1,600,000 TransMontaigne Partners LP/TLP Finance Corp. ,
6.13%, 2/15/26  1,555
2,500,000 Venture Global Calcasieu Pass LLC 144A,
4.13%, 8/15/31 (a) 2,521
2,300,000 W&T Offshore Inc. 144A, 9.75%, 11/01/23 (a) 2,245
900,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (a) 917
1,000,000 Western Midstream Operating LP , 4.65%,
7/01/26  1,048
137,935
Financial Services  (6%)
2,550,000 Ally Financial Inc. B, ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (b)(f) 2,529
4,000,000 Cobra AcquisitionCo LLC 144A, 6.38%,
11/01/29 (a) 3,900
3,100,000 Compass Group Diversified Holdings LLC 144A,
5.25%, 4/15/29 (a) 3,066
1,500,000 Enact Holdings Inc. 144A, 6.50%, 8/15/25 (a) 1,590
2,500,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) 2,552
1,500,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38%, 2/01/29  1,428
850,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  875
3,000,000 Jane Street Group/JSG Finance Inc. 144A,
4.50%, 11/15/29 (a) 2,946
Principal
or Shares Security Description
Value
(000)
3,650,000 Jefferson Capital Holdings LLC 144A, 6.00%,
8/15/26 (a) $ 3,627
2,650,000 LPL Holdings Inc. 144A, 4.00%, 3/15/29 (a) 2,577
1,600,000 LPL Holdings Inc. 144A, 4.38%, 5/15/31 (a) 1,571
2,500,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (a) 2,523
2,500,000 Nationstar Mortgage Holdings Inc. 144A,
5.13%, 12/15/30 (a) 2,349
2,500,000 Navient Corp. , 5.50%, 1/25/23  2,556
1,750,000 Navient Corp. , 5.63%, 8/01/33  1,570
1,000,000 Navient Corp. , 5.88%, 10/25/24  1,039
1,000,000 OneMain Finance Corp. , 4.00%, 9/15/30  933
1,000,000 OneMain Finance Corp. , 5.38%, 11/15/29  1,017
350,000 OneMain Finance Corp. , 6.63%, 1/15/28  376
2,000,000 OneMain Finance Corp. , 6.88%, 3/15/25  2,173
450,000 OneMain Finance Corp. , 8.88%, 6/01/25  478
2,000,000 PennyMac Financial Services Inc. 144A, 4.25%,
2/15/29 (a) 1,807
2,000,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (a) 1,977
1,500,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (a) 1,593
2,000,000 World Acceptance Corp. 144A, 7.00%,
11/01/26 (a) 1,923
48,975
Healthcare  (8%)
1,000,000 Bausch Health Americas Inc. 144A, 9.25%,
4/01/26 (a) 1,031
800,000 Bausch Health Cos. Inc. 144A, 4.88%,
6/01/28 (a) 760
1,000,000 Bausch Health Cos. Inc. 144A, 5.00%,
1/30/28 (a) 845
2,000,000 Bausch Health Cos. Inc. 144A, 5.00%,
2/15/29 (a) 1,613
2,050,000 Bausch Health Cos. Inc. 144A, 6.13%,
2/01/27 (a) 2,061
1,000,000 Bausch Health Cos. Inc. 144A, 7.25%,
5/30/29 (a) 901
1,000,000 Bausch Health Cos. Inc. 144A, 9.00%,
12/15/25 (a) 1,046
1,750,000 Centene Corp. , 2.50%, 3/01/31  1,627
1,000,000 Centene Corp. , 3.00%, 10/15/30  972
2,000,000 Centene Corp. , 4.63%, 12/15/29  2,083
1,000,000 Charles River Laboratories International Inc.
144A, 4.25%, 5/01/28  (a) 997
2,200,000 CHS/Community Health Systems Inc. 144A,
5.25%, 5/15/30 (a) 2,194
950,000 CHS/Community Health Systems Inc. 144A,
6.63%, 2/15/25 (a) 984
500,000 CHS/Community Health Systems Inc. 144A,
8.00%, 12/15/27 (a) 531
2,500,000 DaVita Inc. 144A, 3.75%, 2/15/31 (a) 2,301
900,000 DaVita Inc. 144A, 4.63%, 6/01/30 (a) 877
2,650,000 Edgewell Personal Care Co. 144A, 4.13%,
4/01/29 (a) 2,614
1,100,000 HCA Inc. , 3.50%, 9/01/30  1,097
1,000,000 HCA Inc. , 5.63%, 9/01/28  1,116
860,000 HCA Inc. , 5.88%, 2/01/29  973
1,500,000 HCA Inc. , 7.69%, 6/15/25  1,716
2,200,000 Molina Healthcare Inc. 144A, 3.88%, 5/15/32 (a) 2,126
4,500,000 Mozart Debt Merger Sub Inc. 144A, 3.88%,
4/01/29 (a) 4,343
2,500,000 Organon & Co./Organon Foreign Debt Co-Issuer
BV 144A, 5.13%, 4/30/31 (a) 2,504
2,400,000 Prestige Brands Inc. 144A, 3.75%, 4/01/31 (a) 2,182

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
2,500,000 Prime Healthcare Services Inc. 144A, 7.25%,
11/01/25 (a) $ 2,611
1,900,000 Radiology Partners Inc. 144A, 9.25%,
2/01/28 (a) 1,895
1,000,000 RP Escrow Issuer LLC 144A, 5.25%,
12/15/25 (a) 973
2,500,000 Select Medical Corp. 144A, 6.25%, 8/15/26 (a) 2,573
2,500,000 Syneos Health Inc. 144A, 3.63%, 1/15/29 (a) 2,373
3,250,000 Tenet Healthcare Corp. 144A, 4.38%,
1/15/30 (a) 3,137
750,000 Tenet Healthcare Corp. 144A, 4.63%,
6/15/28 (a) 745
1,800,000 Tenet Healthcare Corp. 144A, 4.88%,
1/01/26 (a) 1,810
1,000,000 Tenet Healthcare Corp. 144A, 6.13%,
10/01/28 (a) 1,005
500,000 Tenet Healthcare Corp. 144A, 7.50%,
4/01/25 (a) 521
1,500,000 Teva Pharmaceutical Finance Netherlands III BV ,
3.15%, 10/01/26  1,380
58,517
Insurance  (2%)
2,430,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer 144A, 6.75%, 10/15/27 (a) 2,408
1,750,000 Assurant Inc. , (3 mo. LIBOR USD + 4.135%),
7.00%, 3/27/48 (b) 1,991
2,500,000 BroadStreet Partners Inc. 144A, 5.88%,
4/15/29 (a) 2,387
3,550,000 Enstar Finance LLC , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.006%), 5.50%, 1/15/42 (b)(g) 3,508
2,200,000 HUB International Ltd. 144A, 5.63%,
12/01/29 (a) 2,165
2,050,000 HUB International Ltd. 144A, 7.00%,
5/01/26 (a) 2,107
1,000,000 Ryan Specialty Group LLC 144A, 4.38%,
2/01/30 (a) 996
15,562
Leisure  (4%)
2,000,000 Caesars Entertainment Inc. 144A, 6.25%,
7/01/25 (a) 2,072
250,000 Caesars Resort Collection LLC/CRC Finco Inc.
144A, 5.75%, 7/01/25 (a) 258
1,000,000 Carnival Corp. 144A, 5.75%, 3/01/27 (a) 962
2,000,000 Carnival Corp. 144A, 6.00%, 5/01/29 (a) 1,927
1,000,000 Carnival Corp. 144A, 7.63%, 3/01/26 (a) 1,022
1,500,000 Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a) 1,511
2,000,000 Cinemark USA Inc. 144A, 5.25%, 7/15/28 (a) 1,898
1,800,000 Hilton Domestic Operating Co. Inc. 144A,
5.75%, 5/01/28 (a) 1,902
1,050,000 International Game Technology PLC 144A,
4.13%, 4/15/26 (a) 1,054
3,500,000 IRB Holding Corp. 144A, 6.75%, 2/15/26 (a) 3,565
2,500,000 MajorDrive Holdings IV LLC 144A, 6.38%,
6/01/29 (a) 2,378
1,500,000 MGM Resorts International , 4.75%, 10/15/28  1,490
550,000 MGM Resorts International , 6.75%, 5/01/25  570
1,300,000 NCL Corp. Ltd. 144A, 5.88%, 3/15/26 (a) 1,240
2,000,000 Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp. 144A, 5.63%,
9/01/29 (a) 1,887
500,000 Royal Caribbean Cruises Ltd. , 5.25%, 11/15/22  502
Principal
or Shares Security Description
Value
(000)
510,000 Royal Caribbean Cruises Ltd. 144A, 5.38%,
7/15/27 (a) $ 494
1,000,000 Royal Caribbean Cruises Ltd. 144A, 5.50%,
8/31/26 (a) 977
900,000 Royal Caribbean Cruises Ltd. 144A, 5.50%,
4/01/28 (a) 875
596,000 Royal Caribbean Cruises Ltd. 144A, 11.50% ,
6/01/25 (a) 661
1,800,000 Travel + Leisure Co. 144A, 4.50%, 12/01/29 (a) 1,740
1,000,000 Travel + Leisure Co. , 6.00%, 4/01/27  1,044
1,000,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 1,069
1,500,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp. 144A, 5.50%, 3/01/25 (a) 1,510
32,608
Media  (8%)
1,500,000 Altice Financing SA 144A, 5.00%, 1/15/28 (a) 1,399
2,500,000 AMC Networks Inc. , 4.25%, 2/15/29 (g) 2,408
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 2/01/31 (a) 1,434
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 1/15/34 (a) 927
1,500,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (a) 1,465
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50%, 5/01/32  965
1,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 6/01/33 (a) 953
2,100,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 3/01/30 (a) 2,087
2,000,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 2/01/32 (a) 1,971
2,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.38%, 6/01/29 (a) 2,631
2,000,000 CSC Holdings LLC 144A, 4.13%, 12/01/30 (a) 1,834
3,300,000 CSC Holdings LLC 144A, 4.63%, 12/01/30 (a) 2,942
500,000 CSC Holdings LLC 144A, 6.50%, 2/01/29 (a) 521
4,500,000 Directv Financing LLC/Directv Financing Co.-
Obligor Inc. 144A, 5.88%, 8/15/27 (a) 4,527
1,000,000 DISH DBS Corp. , 5.13%, 6/01/29  874
1,100,000 DISH DBS Corp. 144A, 5.25%, 12/01/26 (a) 1,069
1,350,000 DISH DBS Corp. 144A, 5.75%, 12/01/28 (a) 1,294
1,000,000 DISH DBS Corp. , 7.38%, 7/01/28  968
1,500,000 DISH DBS Corp. , 7.75%, 7/01/26  1,546
2,500,000 Endure Digital Inc. 144A, 6.00%, 2/15/29 (a) 2,228
3,000,000 Gray Escrow II Inc. 144A, 5.38%, 11/15/31 (a) 2,963
1,000,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (a) 961
2,500,000 Lamar Media Corp. , 4.88%, 1/15/29  2,544
3,000,000 LCPR Senior Secured Financing DAC 144A,
5.13%, 7/15/29 (a) 2,947
1,300,000 Match Group Holdings II LLC 144A, 3.63%,
10/01/31 (a) 1,193
1,500,000 Match Group Holdings II LLC 144A, 4.63%,
6/01/28 (a) 1,485
2,500,000 McGraw-Hill Education Inc. 144A, 8.00%,
8/01/29 (a) 2,341
2,500,000 Nexstar Media Inc. 144A, 4.75%, 11/01/28 (a) 2,474
2,500,000 Nielsen Finance LLC/Nielsen Finance Co. 144A,
5.63%, 10/01/28 (a) 2,501
1,700,000 Scripps Escrow Inc. 144A, 5.88%, 7/15/27 (a) 1,736
1,000,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (a) 922
2,000,000 Sinclair Television Group Inc. 144A, 5.50%,
3/01/30 (a) 1,853

Principal
or Shares Security Description
Value
(000)
1,750,000 Sirius XM Radio Inc. 144A, 4.13%, 7/01/30 (a) $ 1,670
1,750,000 Uber Technologies Inc. 144A, 4.50%,
8/15/29 (a) 1,701
1,500,000 Virgin Media Secured Finance PLC 144A,
5.50%, 5/15/29 (a) 1,531
62,865
Real Estate  (3%)
3,600,000 Apollo Commercial Real Estate Finance Inc.
144A, 4.63%, 6/15/29 (a) 3,435
2,500,000 Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC 144A, 5.00%, 6/15/29 (a) 2,472
1,180,000 Diversified Healthcare Trust , 4.75%, 2/15/28  1,111
2,500,000 Iron Mountain Inc. 144A, 4.88%, 9/15/29 (a) 2,471
1,500,000 Iron Mountain Inc. 144A, 5.25%, 3/15/28 (a) 1,524
1,500,000 iStar Inc. , 4.25%, 8/01/25  1,492
2,750,000 Kennedy-Wilson Inc. , 4.75%, 3/01/29  2,735
3,500,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A, 4.75%, 6/15/29 (a) 3,431
1,000,000 Service Properties Trust , 7.50%, 9/15/25  1,055
1,500,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A, 4.75%, 4/15/28 (a) 1,457
2,600,000 XHR LP 144A, 4.88%, 6/01/29 (a) 2,554
23,737
Retail  (6%)
1,500,000 1011778 BC ULC/New Red Finance Inc. 144A,
4.00%, 10/15/30 (a) 1,391
3,000,000 Alsea SAB de CV 144A, 7.75%, 12/14/26 (a) 3,111
4,500,000 Arko Corp. 144A, 5.13%, 11/15/29 (a) 4,287
3,600,000 Asbury Automotive Group Inc. 144A, 5.00%,
2/15/32 (a) 3,577
1,000,000 Bath & Body Works Inc. 144A, 6.63%,
10/01/30 (a) 1,075
1,000,000 Bath & Body Works Inc. , 6.88%, 11/01/35  1,152
650,000 Bath & Body Works Inc. , 7.50%, 6/15/29  710
3,400,000 Bloomin' Brands Inc./OSI Restaurant Partners
LLC 144A, 5.13%, 4/15/29 (a) 3,372
3,700,000 Carvana Co. 144A, 4.88%, 9/01/29 (a) 3,294
2,500,000 Crocs Inc. 144A, 4.13%, 8/15/31 (a) 2,235
2,500,000 Dealer Tire LLC/DT Issuer LLC 144A, 8.00%,
2/01/28 (a) 2,566
3,550,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 3,455
2,000,000 FirstCash Inc. 144A, 4.63%, 9/01/28 (a) 1,932
1,750,000 FirstCash Inc. 144A, 5.63%, 1/01/30 (a) 1,752
2,000,000 Group 1 Automotive Inc. 144A, 4.00%,
8/15/28 (a) 1,917
2,000,000 Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (a) 1,921
1,300,000 Macy's Retail Holdings LLC 144A, 5.88%,
4/01/29 (a) 1,327
1,000,000 QVC Inc. , 4.38%, 9/01/28  923
2,600,000 Sonic Automotive Inc. 144A, 4.88%,
11/15/31 (a) 2,517
1,000,000 Yum! Brands Inc. , 4.63%, 1/31/32  997
2,000,000 Yum! Brands Inc. , 6.88%, 11/15/37  2,345
45,856
Service  (3%)
2,150,000 ADT Security Corp. 144A, 4.13% , 8/01/29 (a) 2,026
3,100,000 Adtalem Global Education Inc. 144A, 5.50%,
3/01/28 (a) 3,055
2,500,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 2,499
Principal
or Shares Security Description
Value
(000)
800,000 Aramark Services Inc. 144A, 5.00%, 2/01/28 (a) $ 796
1,500,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 5.75%, 7/15/27 (a) 1,543
1,600,000 Carriage Services Inc. 144A, 4.25%, 5/15/29 (a) 1,562
2,000,000 Cimpress PLC 144A, 7.00%, 6/15/26 (a) 2,059
1,950,000 Covanta Holding Corp. 144A, 4.88%,
12/01/29 (a) 1,940
1,180,000 Hertz Corp. 144A, 4.63%, 12/01/26 (a) 1,147
2,500,000 Madison IAQ LLC 144A, 5.88%, 6/30/29 (a) 2,314
2,000,000 Prime Security Services Borrower LLC/Prime
Finance Inc. 144A, 3.38%, 8/31/27 (a) 1,865
2,650,000 PROG Holdings Inc. 144A, 6.00%, 11/15/29 (a) 2,600
1,000,000 United Rentals North America Inc. , 3.88%,
2/15/31  976
24,382
Technology  (4%)
2,500,000 ams-OSRAM AG 144A, 7.00%, 7/31/25 (a) 2,628
1,000,000 Booz Allen Hamilton Inc. 144A, 3.88%,
9/01/28 (a) 983
1,000,000 Booz Allen Hamilton Inc. 144A, 4.00%,
7/01/29 (a) 989
2,000,000 Castle U.S. Holding Corp. 144A, 9.50%,
2/15/28 (a) 2,071
1,725,000 Clarivate Science Holdings Corp. 144 A, 4.88%,
7/01/29 (a) 1,646
2,600,000 Consensus Cloud Solutions Inc. 144A, 6.50%,
10/15/28 (a) 2,671
124,000 Dell International LLC/EMC Corp. , 8.35%,
7/15/46  196
2,625,000 Dun & Bradstreet Corp. 144A, 5.00%,
12/15/29 (a) 2,622
3,000,000 Elastic NV 144A, 4.13%, 7/15/29 (a) 2,810
900,000 NCR Corp. 144A, 5.13%, 4/15/29 (a) 900
2,500,000 NCR Corp. 144A, 5.25%, 10/01/30 (a) 2,462
500,000 PTC Inc. 144A, 4.00%, 2/15/28 (a) 497
2,500,000 Science Applications International Corp. 144A,
4.88%, 4/01/28 (a) 2,516
1,200,000 Seagate HDD Cayman , 3.38%, 7/15/31  1,116
2,500,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 2,357
26,464
Telecommunications  (4%)
3,000,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a) 2,982
3,000,000 Altice France SA 144A, 5.13%, 7/15/29 (a) 2,790
1,000,000 Altice France SA , 5.88%, 2/01/27 EUR (d)(e) 1,162
1,000,000 Altice France SA 144A, 8.13%, 2/01/27 (a) 1,059
3,100,000 Consolidated Communications Inc. 144A,
5.00%, 10/01/28 (a) 3,009
1,000,000 Frontier Communications Holdings LLC 144A,
5.88%, 10/15/27 (a) 1,031
1,900,000 Frontier Communications Holdings LLC 144A,
6.00%, 1/15/30 (a) 1,837
1,500,000 Frontier Communications Holdings LLC 144A,
6.75%, 5/01/29 (a) 1,506
1,750,000 Iliad Holding SASU 144A, 6.50%, 10/15/26 (a) 1,775
2,500,000 Level 3 Financing Inc. 144A, 4.25%, 7/01/28 (a) 2,390
1,000,000 Lumen Technologies Inc. , 5.63%, 4/01/25  1,034
1,000,000 Lumen Technologies Inc. G, 6.88%, 1/15/28  1,072
1,000,000 Lumen Technologies Inc. P, 7.60%, 9/15/39  1,001
2,500,000 Midas OpCo Holdings LLC 144A, 5.63%,
8/15/29 (a) 2,462
3,500,000 Sprint Corp. , 7.63%, 3/01/26  4,013

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
2,200,000 Telecom Italia Capital SA , 6.38%, 11/15/33  $ 2,262
1,500,000 Vmed O2 UK Financing I PLC 144A, 4.25%,
1/31/31 (a) 1,392
32,777
Transportation  (2%)
1,000,000 American Airlines Inc. 144A, 11.75%,
7/15/25 (a) 1,212
2,000,000 Delta Air Lines Inc. , 3.75%, 10/28/29 (g) 1,944
2,500,000 First Student Bidco Inc./First Transit Parent Inc.
144A, 4.00%, 7/31/29 (a) 2,373
1,700,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 5.50%, 5/01/28 (a) 1,649
2,000,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 6.50%, 10/01/25 (a) 2,057
1,000,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 9.75%, 8/01/27 (a) 1,096
722,456 MV24 Capital BV 144A, 6.75%, 6/01/34 (a) 722
1,025,000 United Airlines Holdings Inc. , 5.00%,
2/01/24 (g) 1,042
12,095
Utility  (2%)
500,000 Calpine Corp. 144A, 4.50%, 2/15/28 (a) 490
1,500,000 Calpine Corp. 144A, 4.63%, 2/01/29 (a) 1,423
1,000,000 Calpine Corp. 144A, 5.13%, 3/15/28 (a) 978
381,000 Calpine Corp. 144A, 5.25%, 6/01/26 (a) 388
2,000,000 FirstEnergy Corp. B, 4.15%, 7/15/27  2,040
1,500,000 FirstEnergy Corp. C, 7.38%, 11/15/31  1,924
1,500,000 NextEra Energy Operating Partners LP 144A,
3.88%, 10/15/26 (a) 1,514
2,500,000 NRG Energy Inc. 144A, 3.38%, 2/15/29 (a) 2,313
1,000,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (a) 1,005
1,000,000 PG&E Corp. , 5.00%, 7/01/28  1,002
1,000,000 Talen Energy Supply LLC 144A, 6.63%,
1/15/28 (a) 882
1,000,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 1,009
1,250,000 Vistra Operations Co. LLC 144A, 5.50%,
9/01/26 (a) 1,277
16,245
Total Corporate Bond (Cost - $715,008)
708,022
Mortgage Backed (2%
)
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 9.36%,
11/25/39 (a)(b) 4,369
1,985,819 Fannie Mae Connecticut Avenue Securities 2016-
C02, (1 mo. LIBOR USD + 12.250%), 12.36%,
9/25/28 (b) 2,285
Principal
or Shares Security Description
Value
(000)
1,979,808 Fannie Mae Connecticut Avenue Securities 2016-
C04, (1 mo. LIBOR USD + 10.250%), 10.36%,
1/25/29 (b) $ 2,193
1,700,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 4.800%), 4.91%,
2/25/50 (a)(b) 1,671
1,200,000 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 9.500%), 9.61%, 2/25/49 (a)
(b) 1,284
1,727,899 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 11.36%, 10/25/29 (b) 1,913
900,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 4.71%, 12/25/42 (b) 942
1,822,603 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 11.750%), 11.86%, 5/25/43 (a)(b) 2,055
1,550,000 STACR Trust 2018-HRP2 14 4A, (1 mo. LIBOR
USD + 10.500%), 10.61%, 2/25/47 (a)(b) 1,762
Total Mortgage Backed (Cost - $17,019)
18,474
Stocks (0%)
Preferred Stock (0%
)
80 Santander Consumer Auto Receivables Trust
2021-C,  0.00%
(Cost - $1,795)
1,545
Total Stocks (Cost - $1,795) 1,545
Investment Company (4%
)
30,130,189 Payden Cash Reserves Money Market Fund *
(Cost - $30,130)
30,130
Total Investments (Cost - $789,527) (102%)
784,270
Liabilities in excess of Other Assets (-2%)
(13,861)
Net Assets (100%) $ 770,409
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(c) Floating rate security. The rate shown reflects the rate in effect at January 31,
2022. The stated maturity is subject to prepayments.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Principal in foreign currency.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At January 31, 2022, the total market value of the Fund’s securities on loan is $11,270 and the total market value of the collateral held by the Fund is $11,743. Amounts in 000s.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
CAD 1,734
USD  1,353 Citibank, N.A. 03/17/2022 $ 10
USD 3,634
EUR  3,078 Citibank, N.A. 03/17/2022 173
USD 3,422
CAD  4,340 HSBC Bank USA, N.A. 03/17/2022 8
USD 1,473
CAD  1,871 HSBC Bank USA, N.A. 03/22/2022 1

Net Unrealized Appreciation
$ 192
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
5-Year Interest Rate Swap, Pay Fixed 0.2405% Annually,
Receive Variable (0.565%) (1-Month EURIBOR) Monthly 10/29/2023 EUR 2,343 $ (25) $ – $ (25)
5-Year Interest Rate Swap, Receive Fixed 3.013% Semi-
Annually, Pay Variable 0.105% (1-Month USD LIBOR)
Monthly 10/29/2023 USD 14,240 570 – 570
$545 $– $545